Expense Example - Roundhill S&P 500 0DTE Covered Call Strategy ETF - Roundhill S&P 500 0DTE Covered Call Strategy ETF Shares	Jul. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	$ 1,190